EQUITY - Common and preferred shares outstanding (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital
Shares exercise period when not a public offering	30 days
Shares exercise period for public offering	10 days
Total capital	R$ 19,249,181	R$ 19,249,181
Reconciliations of common and preferred outstanding shares
Number of shares outstanding at end of period	1,698,941,000
Common shares
Capital
Authorized capital	1,500,000,000
Shares subscribed and paid up	573,627,483
Reconciliations of common and preferred outstanding shares
Number of shares outstanding at beginning of the year	571,929,945	571,929,945	571,929,945
Number of shares outstanding at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Capital
Authorized capital	3,000,000,000
Shares subscribed and paid up	1,146,031,245
Reconciliations of common and preferred outstanding shares
Number of shares outstanding at beginning of the year	1,124,233,755	1,137,327,184	1,137,018,570
Acquisition of Treasury shares		(16,000,000)
Exercise of stock options	2,777,072	1,597,235	308,614
Transfer of shares		1,309,336
Number of shares outstanding at end of period	1,127,010,827	1,124,233,755	1,137,327,184